Net Income Per Ordinary Share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	82,482,764	82,101,813	81,532,320
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	549,660	615,827	936,043
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	83,032,424	82,717,640	82,468,363